Vanguard Wellington Fund

Schedule of Investments (unaudited)
As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (64.7%)
Communication Services (6.4%)
* Alphabet Inc. Class A	1,930,606	2,585,564
Verizon Communications Inc.	45,499,041	2,464,228
Comcast Corp.	39,511,725	1,597,459
		6,647,251
Consumer Discretionary (3.9%)
Home Depot Inc.	5,764,460	1,255,730
TJX Cos. Inc.	13,328,556	797,048
McDonald's Corp.	4,075,898	791,417
Hilton Worldwide Holdings Inc.	7,049,070	685,170
Lowe's Cos. Inc.	5,501,300	586,273
		4,115,638
Consumer Staples (5.5%)
Nestle SA	12,961,570	1,333,821
Walmart Inc.	9,092,527	979,083
Coca-Cola Co.	16,337,846	873,911
PepsiCo Inc.	6,526,723	861,723
Sysco Corp.	11,805,318	786,825
Diageo plc	17,797,906	635,030
Unilever NV	4,749,419	250,759
		5,721,152
Energy (3.5%)
Chevron Corp.	14,547,363	1,357,851
Total SA	17,259,934	746,022
Suncor Energy Inc.	20,389,979	561,911
ConocoPhillips	10,843,740	525,054
BP plc	49,605,135	257,732
Hess Corp.	2,638,164	148,212
Exxon Mobil Corp.	2,076,342	106,807
		3,703,589
Financials (13.4%)
JPMorgan Chase & Co.	21,058,765	2,445,133
Bank of America Corp.	80,638,268	2,298,191
Chubb Ltd.	7,801,689	1,131,479
Prudential Financial Inc.	13,843,999	1,044,530
American Express Co.	8,341,936	917,029
Progressive Corp.	10,794,476	789,724
BlackRock Inc.	1,337,629	619,336
American International Group Inc.	14,414,692	607,723
Northern Trust Corp.	6,801,008	596,856
PNC Financial Services Group Inc.	4,286,503	541,814
Mitsubishi UFJ Financial Group Inc.	100,378,300	490,444
Bank of Nova Scotia	9,088,176	475,766
Intercontinental Exchange Inc.	5,208,872	464,736

Marsh & McLennan Cos. Inc.	3,309,688	346,061
Charles Schwab Corp.	7,106,876	289,605
Blackstone Group LP	4,831,440	260,125
Hartford Financial Services Group Inc.	5,180,808	258,781
Tokio Marine Holdings Inc.	4,725,540	252,523
Prudential plc	6,453,053	107,280
		13,937,136
Health Care (10.8%)
Pfizer Inc.	44,034,331	1,471,627
AstraZeneca plc ADR	28,975,740	1,269,137
UnitedHealth Group Inc.	4,138,424	1,055,133
Medtronic plc	10,063,528	1,013,095
Eli Lilly & Co.	7,666,035	966,917
Novartis AG	10,990,949	924,594
Merck & Co. Inc.	11,741,726	898,947
Becton Dickinson and Co.	3,546,966	843,540
CVS Health Corp.	11,586,669	685,699
Bristol-Myers Squibb Co.	11,038,183	651,915
Abbott Laboratories	7,167,405	552,105
Koninklijke Philips NV	10,761,020	460,836
HCA Healthcare Inc.	3,394,881	431,184
		11,224,729
Industrials (5.9%)
Union Pacific Corp.	5,677,316	907,292
United Technologies Corp.	6,938,438	906,091
Lockheed Martin Corp.	2,182,014	807,061
Deere & Co.	4,754,825	744,035
Schneider Electric SE	5,645,471	573,582
Vinci SA	5,201,163	525,570
Raytheon Co.	2,503,764	472,110
Ingersoll-Rand plc	2,630,937	339,496
General Dynamics Corp.	1,912,620	305,426
Johnson Controls International plc	7,572,153	276,914
CSX Corp.	3,676,436	259,005
		6,116,582
Information Technology (9.8%)
Microsoft Corp.	25,449,312	4,123,043
Apple Inc.	5,741,392	1,569,467
Intel Corp.	21,996,278	1,221,233
Cisco Systems Inc.	24,454,705	976,476
Texas Instruments Inc.	6,095,672	695,760
Accenture plc Class A	2,383,558	430,447
Samsung Electronics Co. Ltd. GDR	336,645	379,643
Taiwan Semiconductor Manufacturing Co. Ltd.	6,519,733	351,022
HP Inc.	12,782,427	265,747
Global Payments Inc.	551,235	101,411
International Business Machines Corp.	746,821	97,199
		10,211,448
Materials (0.6%)
International Paper Co.	13,425,759	496,216
PPG Industries Inc.	1,119,078	116,888
		613,104
Real Estate (1.7%)
American Tower Corp.	3,674,568	833,392
Simon Property Group Inc.	3,862,681	475,419

	Boston Properties Inc.			3,347,460	431,621
					1,740,432
Utilities (3.2%)
	Dominion Energy Inc.			13,388,657	1,046,725
	NextEra Energy Inc.			3,875,449	979,559
	Exelon Corp.			18,279,033	788,009
*	Iberdrola SA			44,041,733	504,203
					3,318,496
Total Common Stocks (Cost $45,673,732)					67,349,557
				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (6.6%)
U.S. Government Securities (4.8%)
	United States Treasury Note/Bond	2.875%	11/15/21	95,500	98,589
	United States Treasury Note/Bond	2.500%	3/31/23	284,000	297,890
	United States Treasury Note/Bond	2.625%	6/30/23	119,090	125,845
	United States Treasury Note/Bond	2.750%	7/31/23	104,000	110,451
	United States Treasury Note/Bond	1.750%	6/30/24	336,990	348,785
	United States Treasury Note/Bond	2.000%	2/15/25	364,360	383,146
	United States Treasury Note/Bond	2.000%	8/15/25	61,860	65,243
	United States Treasury Note/Bond	1.625%	5/15/26	78,110	80,966
	United States Treasury Note/Bond	2.000%	11/15/26	30,000	31,856
1	United States Treasury Note/Bond	2.250%	11/15/27	383,050	416,567
	United States Treasury Note/Bond	3.125%	11/15/28	123,595	144,297
	United States Treasury Note/Bond	2.625%	2/15/29	476,830	538,074
1	United States Treasury Note/Bond	2.375%	5/15/29	443,875	492,284
1	United States Treasury Note/Bond	1.625%	8/15/29	430,575	449,546
	United States Treasury Note/Bond	1.750%	11/15/29	299,735	316,502
	United States Treasury Note/Bond	2.875%	5/15/43	255,242	316,421
	United States Treasury Note/Bond	2.250%	8/15/46	117,264	131,593
	United States Treasury Note/Bond	2.750%	8/15/47	146,845	181,697
	United States Treasury Note/Bond	2.875%	5/15/49	58,310	74,719
	United States Treasury Note/Bond	2.250%	8/15/49	178,780	203,223
2	United States Treasury Strip Principal	0.000%	5/15/47	127,000	79,375
	United States Treasury Strip Principal	0.000%	8/15/47	247,840	154,223
					5,041,292
Conventional Mortgage-Backed Securities (1.0%)
3,4	Fannie Mae Pool	2.500%	9/1/27–12/1/49	148,355	152,161
3,4	Fannie Mae Pool	2.780%	6/1/26	29,166	31,315
3,4,5Fannie Mae Pool		3.000%	3/1/35–3/1/50	58,635	60,622
3,4	Fannie Mae Pool	3.070%	2/1/25	11,700	12,588
3,4,5Fannie Mae Pool		3.500%	11/1/45–3/1/50	414,129	435,725
3,4	Fannie Mae Pool	4.000%	9/1/48–12/1/49	124,114	131,323
3,4	Freddie Mac Gold Pool	3.000%	5/1/22–9/1/22	7	8
3,4	Freddie Mac Gold Pool	4.000%	10/1/48–12/1/48	47,276	50,116
3	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	1,726	2,040
3,4	UMBS Pool	4.000%	12/1/49	147,060	155,207
					1,031,105
Nonconventional Mortgage-Backed Securities (0.8%)
3,4	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	28,416	28,175
3,4	Fannie Mae REMICS	1.700%	6/25/43	5,087	5,087
3,4	Fannie Mae REMICS	2.000%	6/25/44	4,599	4,636
3,4	Fannie Mae REMICS	3.000%	2/25/49–9/25/57	105,205	108,700
3,4	Fannie Mae REMICS	3.500%	4/25/31–6/25/59	421,381	450,723

3,4	Fannie Mae REMICS	4.000%	9/25/29–7/25/53	22,049	23,211
3,4	Freddie Mac REMICS	1.500%	10/15/42	17,245	17,109
3,4	Freddie Mac REMICS	1.750%	3/15/41	17,845	17,743
3,4	Freddie Mac REMICS	2.000%	7/15/31	15,019	15,208
3,4	Freddie Mac REMICS	3.000%	12/15/39	7,279	7,435
3,4	Freddie Mac REMICS	3.500%	3/15/31	4,404	4,674
3,4	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	84,923	91,950
3	Ginnie Mae REMICS	1.700%	10/20/45	10,592	10,614
3	Ginnie Mae REMICS	1.800%	5/20/41	11,881	11,927
					797,192
Total U.S. Government and Agency Obligations (Cost $6,257,405)					6,869,589
Asset-Backed/Commercial Mortgage-Backed Securities (1.7%)
3,6	Aaset 2019-1 Trust	3.844%	5/15/39	14,155	14,466
6	American Tower Trust I	3.070%	3/15/23	43,000	44,347
3	AmeriCredit Automobile Receivables Trust
	2016-3	2.240%	4/8/22	12,970	12,987
3,6	Angel Oak Mortgage Trust 2019-5	2.593%	10/25/49	13,166	13,231
3,6	Angel Oak Mortgage Trust 2019-6	2.620%	11/25/59	34,469	34,760
3,6	Angel Oak Mortgage Trust I LLC 2019-2	3.628%	3/25/49	8,276	8,407
3,6	Angel Oak Mortgage Trust LLC	2.993%	7/26/49	28,724	29,010
3,6,7	Ares XXIX CLO Ltd., 3M USD LIBOR +
	1.190%	3.026%	4/17/26	10,330	10,333
3,6,7	Atlas Senior Loan Fund X Ltd., 3M USD
	LIBOR + 1.090%	2.921%	1/15/31	7,940	7,873
3,6,7	Avery Point IV CLO Ltd., 3M USD LIBOR +
	1.100%	2.894%	4/25/26	15,087	15,086
3,6,7	Babson CLO Ltd. 2014-I, 3M USD LIBOR +
	1.150%	2.969%	7/20/25	1,605	1,605
6	Bank of Montreal	2.500%	1/11/22	60,000	61,459
3	BMW Vehicle Lease Trust 2018-1A	3.260%	7/20/21	10,290	10,391
3,6	Canadian Pacer Auto Receivable Trust A
	Series 2018	3.000%	6/21/21	2,255	2,260
3,6	Canadian Pacer Auto Receivable Trust A
	Series 2018	3.270%	12/19/22	5,060	5,096
3	CarMax Auto Owner Trust 2018-4	3.110%	2/15/22	14,987	15,049
3	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	34,385	35,189
3,6	Castlelake Aircraft Securitization Trust
	2019-1	3.967%	4/15/39	27,687	28,353
3,6,7	Cent CLO, 3M USD LIBOR + 1.150%	2.944%	10/25/28	16,895	16,928
3,6	Chesapeake Funding II LLC	3.390%	1/15/31	25,597	26,150
3,6	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	2,825	2,827
3,6	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	25,957	26,285
3,6	Cloud Pass-Through Trust 2019-1	3.554%	12/5/22	29,178	29,642
3,6	COLT 2018-3 Mortgage Loan Trust	3.692%	10/26/48	5,356	5,381
3,6	COLT 2019-2 Mortgage Loan Trust	3.337%	5/25/49	12,134	12,372
3,6	COLT 2020-1 Mortgage Loan Trust	2.488%	2/25/50	18,985	19,195
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	18,085	18,714
3,6	Daimler Trucks Retail Trust 2019-1	2.770%	4/15/21	14,367	14,404
3,6	DB Master Finance LLC	3.787%	5/20/49	15,840	16,387
3,6	DB Master Finance LLC	4.021%	5/20/49	14,138	15,051
3,6	Deephave Residential Mortgage Trust
	2019-2	3.558%	4/25/59	12,193	12,475
6	DNB Boligkreditt AS	2.500%	3/28/22	47,550	48,710
3,6	Enterprise Fleet Financing LLC	3.100%	10/20/23	3,495	3,575
3,6	Enterprise Fleet Financing LLC	2.290%	2/20/25	32,840	33,271

3,6	Enterprise Fleet Financing LLC Series
	2017-1	2.130%	7/20/22	285	285
3,6	Enterprise Fleet Financing LLC Series
	2018-1	2.870%	10/20/23	16,840	16,964
3,6	Enterprise Fleet Financing LLC Series
	2018-3	3.380%	5/20/24	15,326	15,568
3,6	Enterprise Fleet Financing LLC Series
	2019-1	2.980%	10/20/24	24,516	24,897
3,6	Enterprise Fleet Financing LLC Series
	2019-3	2.060%	5/20/25	20,115	20,334
3,6	Evergreen Credit Card Trust 2018-1	2.950%	3/15/23	60,315	61,322
3,6	Exeter Automobile Receivables Trust 2019-
	3	2.590%	9/15/22	8,721	8,748
3,6	Exeter Automobile Receivables Trust 2019-
	4	2.180%	1/17/23	12,849	12,881
3,4,7	Fannie Mae Connecticut Avenue
	Securities, 1M USD LIBOR + 5.900%	7.527%	10/25/28	7,764	8,420
3,6	First Investors Auto Owner Trust 2018-2	3.230%	12/15/22	3,703	3,720
3	Ford Credit Floorplan Master Owner Trust
	A	2.440%	9/15/26	6,145	6,346
3,4	Freddie Mac Multifamily Structured Pass
	Through Certificates	2.610%	1/25/26	20,000	21,158
3,4	Freddie Mac Multifamily Structured Pass
	Through Certificates	2.282%	7/25/26	30,375	31,650
3,6	GM Financial Consumer Automobile
	Receivables Trust 2017-2	1.860%	12/16/21	4,621	4,625
3,6	Golden Credit Card Trust	1.980%	4/15/22	19,520	19,516
3,6	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	18,515	18,716
6	GTP Acquisition Partners I LLC	2.350%	6/15/20	22,530	22,551
3,6	Hertz Fleet Lease Funding LP 2019-1	2.700%	1/10/33	34,436	34,865
3,6	Horizon Aircraft Finance Ltd.	3.721%	7/15/39	11,165	11,423
3,6	Horizon Aircraft Finance Ltd.	3.425%	11/15/39	11,015	11,108
3,6	MACH 1 Cayman 2019-1 Ltd.	3.474%	10/15/39	13,085	13,100
3,6,7	Madison Park Funding XII Ltd., 3M USD
	LIBOR + 1.260%	3.079%	7/20/26	13,158	13,155
3,6,7	Madison Park Funding XIII Ltd., 3M USD
	LIBOR + 0.950%	2.769%	4/19/30	33,570	33,559
3,6	MAPS Ltd.	4.458%	3/15/44	6,569	6,907
3,6,7	Master Credit Card Trust II Series 2018-1A,
	1M USD LIBOR + 0.490%	2.129%	7/21/24	36,370	36,476
3,6	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	1,256	1,257
3	Nissan Auto Lease Trust 2018-B	3.250%	9/15/21	15,975	16,111
3,6	OneMain Direct Auto Receivables Trust	3.430%	12/16/24	39,255	39,856
3,6	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	15,957	15,991
3,6	OneMain Financial Issuance Trust 2019-1	3.480%	2/14/31	35,250	35,891
3	Santander Drive Auto Receivables Trust
	2018-5	3.190%	3/15/22	1,551	1,552
3,6	Santander Retail Auto Lease Trust 2019-A	2.720%	1/20/22	16,765	16,893
3,6	Santander Retail Auto Lease Trust 2019-B	2.300%	1/20/23	12,145	12,322
3,4	Seasoned Credit Risk Transfer Trust Series
	2018-4	3.500%	3/25/58	21,349	22,439
3,4	Seasoned Credit Risk Transfer Trust Series
	2019-1	3.500%	7/25/58	36,077	38,536
3,4	Seasoned Credit Risk Transfer Trust Series
	2019-3	3.500%	10/25/58	57,127	60,640
3,6	Securitized Term Auto Receivables Trust
	2018-2	3.060%	2/25/21	1,878	1,881

3,6	Securitized Term Auto Receivables Trust
	2018-2	3.325%	8/25/22	18,580	18,870
3,6,7	Seneca Park CLO Ltd. 2014-1, 3M USD
	LIBOR + 1.120%	2.956%	7/17/26	7,092	7,094
3,6	SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	27,300	30,237
3,6	SoFi Consumer Loan Program 2018-4
	Trust	3.540%	11/26/27	12,682	12,807
3,6	SoFi Consumer Loan Program 2019-1
	Trust	3.240%	2/25/28	15,535	15,693
3,6	SoFi Consumer Loan Program 2020-1
	Trust	2.020%	1/25/29	22,655	22,735
3,6	Springleaf Funding Trust 2015-B	3.480%	5/15/28	23,420	23,508
3,6	Start III Ltd.	3.536%	11/15/44	13,498	13,713
3,6	START Ireland	4.089%	3/15/44	19,130	19,567
3,6,7	Symphony CLO XIV Ltd., 3M USD LIBOR +
	0.950%	2.788%	7/14/26	43,255	43,096
3,6,7	Thacher Park CLO Ltd., 3M USD LIBOR +
	1.160%	2.979%	10/20/26	8,782	8,785
6	Toronto-Dominion Bank	2.500%	1/18/22	76,400	78,263
3,6	Towd Point Mortgage Trust 2016-3	2.250%	4/25/56	1,309	1,314
3,6	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	43,395	44,048
3	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	8,625	9,038
3,6	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	17,390	18,141
3,6	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	9,054	9,302
3	Verizon Owner Trust 2018-A	3.230%	4/20/23	21,145	21,554
3,6	Verus Securitization Trust 2019-2	3.211%	5/25/59	13,522	13,785
3,6,7	Voya CLO 2014-1 Ltd., 3M USD LIBOR +
	0.990%	2.809%	4/18/31	20,685	20,638
3,6	Westlake Automobile Receivables Trust	2.150%	2/15/23	13,265	13,332
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,790,152)					1,818,452
Corporate Bonds (23.3%)
Finance (8.9%)
	Banking (7.2%)
6	ABN AMRO Bank NV	2.450%	6/4/20	19,999	20,035
	American Express Credit Corp.	2.700%	3/3/22	54,990	56,383
	Banco Santander SA	3.125%	2/23/23	28,400	29,481
	Banco Santander SA	3.848%	4/12/23	16,400	17,358
	Bank of America Corp.	3.300%	1/11/23	7,905	8,296
3	Bank of America Corp.	2.816%	7/21/23	60,525	62,114
	Bank of America Corp.	4.125%	1/22/24	16,100	17,500
	Bank of America Corp.	4.000%	1/22/25	32,900	35,748
	Bank of America Corp.	3.500%	4/19/26	10,000	10,889
3	Bank of America Corp.	3.559%	4/23/27	86,705	94,069
3	Bank of America Corp.	3.593%	7/21/28	37,950	41,310
3	Bank of America Corp.	3.419%	12/20/28	8,681	9,376
3	Bank of America Corp.	4.271%	7/23/29	74,365	85,438
3	Bank of America Corp.	3.974%	2/7/30	120,185	136,405
3	Bank of America Corp.	3.194%	7/23/30	35,285	37,769
3	Bank of America Corp.	2.496%	2/13/31	50,870	51,623
	Bank of America Corp.	5.875%	2/7/42	9,965	14,626
	Bank of America Corp.	5.000%	1/21/44	39,433	53,209
3	Bank of America Corp.	3.946%	1/23/49	5,380	6,384
3	Bank of America Corp.	4.330%	3/15/50	78,120	99,974
	Bank of Montreal	3.100%	4/13/21	46,200	47,067
	Bank of New York Mellon Corp.	2.200%	8/16/23	16,670	17,010

	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	29,614
	Bank of Nova Scotia	2.800%	7/21/21	25,650	26,167
	Bank of Nova Scotia	2.700%	8/3/26	63,160	66,234
	Barclays Bank plc	5.140%	10/14/20	11,905	12,164
3	Barclays plc	3.932%	5/7/25	55,605	59,108
7	Barclays plc, 3M USD LIBOR + 1.380%	3.072%	5/16/24	36,385	36,857
	BB&T Corp.	2.200%	3/16/23	31,045	31,611
6	BNP Paribas SA	2.950%	5/23/22	4,105	4,209
	BNP Paribas SA	3.250%	3/3/23	7,620	7,980
6	BNP Paribas SA	3.800%	1/10/24	44,775	47,857
6	BNP Paribas SA	3.375%	1/9/25	60,670	64,264
3,6	BNP Paribas SA	2.819%	11/19/25	45,685	47,186
6	BNP Paribas SA	3.500%	11/16/27	69,325	73,171
6	BPCE SA	5.700%	10/22/23	6,225	6,965
	BPCE SA	4.000%	4/15/24	30,615	33,337
6	BPCE SA	5.150%	7/21/24	43,790	48,402
6	BPCE SA	3.500%	10/23/27	64,230	68,672
6	BPCE SA	2.700%	10/1/29	50,000	51,640
7	Canadian Imperial Bank of Commerce, 3M
	USD LIBOR + 0.720%	2.614%	6/16/22	57,780	58,352
	Capital One Financial Corp.	2.500%	5/12/20	21,500	21,500
	Capital One Financial Corp.	4.750%	7/15/21	18,835	19,645
	Capital One Financial Corp.	3.750%	4/24/24	55,460	59,385
	Capital One Financial Corp.	3.200%	2/5/25	24,185	25,533
	Citibank NA	3.050%	5/1/20	67,400	67,482
	Citigroup Inc.	4.500%	1/14/22	33,920	35,744
	Citigroup Inc.	4.125%	7/25/28	14,550	16,223
3	Citigroup Inc.	3.520%	10/27/28	72,550	78,451
	Citigroup Inc.	6.625%	6/15/32	45,000	62,114
3	Citigroup Inc.	3.878%	1/24/39	37,030	42,754
	Citigroup Inc.	8.125%	7/15/39	4,638	7,980
	Comerica Bank	2.500%	7/23/24	27,415	28,461
	Commonwealth Bank of Australia	2.300%	3/12/20	20,290	20,293
6	Credit Agricole SA	3.750%	4/24/23	31,675	33,529
6	Credit Agricole SA	3.250%	10/4/24	71,600	75,569
6,7	Credit Agricole SA, 3M USD LIBOR +
	1.020%	2.821%	4/24/23	16,500	16,752
	Credit Suisse AG	3.000%	10/29/21	18,325	18,757
	Credit Suisse AG	3.625%	9/9/24	4,885	5,242
6	Credit Suisse Group AG	3.574%	1/9/23	20,675	21,338
3,6	Credit Suisse Group AG	4.207%	6/12/24	12,375	13,263
3,6	Credit Suisse Group AG	2.593%	9/11/25	17,585	17,898
3,6	Credit Suisse Group AG	3.869%	1/12/29	10,980	11,968
6,7	Credit Suisse Group AG, 3M USD LIBOR +
	1.240%	3.127%	6/12/24	25,015	25,450
	Credit Suisse Group Funding Guernsey
	Ltd.	3.800%	9/15/22	55,260	58,183
	Credit Suisse Group Funding Guernsey
	Ltd.	3.750%	3/26/25	67,850	73,302
6	Danske Bank A/S	5.000%	1/12/22	21,605	22,802
6	Danske Bank A/S	3.875%	9/12/23	46,290	49,066
6	Danske Bank A/S	5.375%	1/12/24	28,240	31,627
	Deutsche Bank AG	4.250%	10/14/21	25,995	26,820
	Fifth Third Bank	2.875%	10/1/21	10,345	10,579
	Goldman Sachs Group Inc.	5.375%	3/15/20	30,790	30,825
	Goldman Sachs Group Inc.	2.600%	4/23/20	25,750	25,750
	Goldman Sachs Group Inc.	6.000%	6/15/20	11,090	11,228

	Goldman Sachs Group Inc.	5.250%	7/27/21	56,720	59,549
	Goldman Sachs Group Inc.	5.750%	1/24/22	40,725	43,948
3	Goldman Sachs Group Inc.	2.876%	10/31/22	64,880	66,144
	Goldman Sachs Group Inc.	3.625%	1/22/23	35,320	37,286
	Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	18,693
3	Goldman Sachs Group Inc.	3.272%	9/29/25	46,260	48,789
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	19,719
3	Goldman Sachs Group Inc.	3.691%	6/5/28	15,055	16,429
3	Goldman Sachs Group Inc.	3.814%	4/23/29	23,795	26,143
3	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	76,785
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	62,745
	Goldman Sachs Group Inc.	6.250%	2/1/41	28,005	40,989
	Goldman Sachs Group Inc.	4.800%	7/8/44	30,675	38,910
6	HSBC Bank plc	4.125%	8/12/20	15,000	15,180
6	HSBC Bank plc	4.750%	1/19/21	62,040	63,700
	HSBC Holdings plc	3.400%	3/8/21	33,270	33,829
	HSBC Holdings plc	4.000%	3/30/22	72,455	75,752
	HSBC Holdings plc	3.600%	5/25/23	60,200	63,571
	HSBC Holdings plc	3.900%	5/25/26	12,085	13,194
3	HSBC Holdings plc	4.041%	3/13/28	21,805	23,671
3	HSBC Holdings plc	4.583%	6/19/29	40,480	46,034
	HSBC Holdings plc	6.500%	5/2/36	25,000	34,087
	HSBC Holdings plc	6.100%	1/14/42	40,665	59,506
	HSBC Holdings plc	5.250%	3/14/44	13,210	16,775
7	HSBC Holdings plc, 3M USD LIBOR +
	1.000%	2.692%	5/18/24	26,340	26,642
	HSBC USA Inc.	2.350%	3/5/20	105,645	105,645
	HSBC USA Inc.	3.500%	6/23/24	28,025	30,135
	Huntington National Bank	2.400%	4/1/20	44,990	44,993
	ING Groep NV	3.150%	3/29/22	12,955	13,366
	ING Groep NV	3.950%	3/29/27	44,565	49,437
	JPMorgan Chase & Co.	4.350%	8/15/21	41,386	43,036
	JPMorgan Chase & Co.	4.500%	1/24/22	44,780	47,117
	JPMorgan Chase & Co.	3.250%	9/23/22	18,645	19,477
	JPMorgan Chase & Co.	3.375%	5/1/23	27,610	28,936
	JPMorgan Chase & Co.	3.875%	2/1/24	39,000	42,092
	JPMorgan Chase & Co.	3.900%	7/15/25	13,870	15,315
	JPMorgan Chase & Co.	4.125%	12/15/26	29,835	33,422
	JPMorgan Chase & Co.	4.250%	10/1/27	13,420	15,248
3	JPMorgan Chase & Co.	4.452%	12/5/29	64,735	75,732
3	JPMorgan Chase & Co.	3.702%	5/6/30	19,450	21,535
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	137,535
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	25,048
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	22,873
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	19,843
3	JPMorgan Chase & Co.	3.964%	11/15/48	159,600	191,143
3,6	Macquarie Group Ltd.	4.150%	3/27/24	49,500	52,876
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	26,070
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	67,980	69,578
	Morgan Stanley	5.750%	1/25/21	79,825	82,717
	Morgan Stanley	2.500%	4/21/21	21,815	22,032
	Morgan Stanley	2.625%	11/17/21	30,000	30,556
	Morgan Stanley	2.750%	5/19/22	63,420	65,142
	Morgan Stanley	3.875%	4/29/24	97,010	105,431
	Morgan Stanley	3.700%	10/23/24	29,050	31,536
3	Morgan Stanley	2.720%	7/22/25	53,860	55,832
	Morgan Stanley	4.000%	7/23/25	29,455	32,668

	Morgan Stanley	3.125%	7/27/26	11,435	12,140
	Morgan Stanley	6.250%	8/9/26	20,000	25,089
	Morgan Stanley	3.625%	1/20/27	64,000	70,080
3	Morgan Stanley	3.772%	1/24/29	56,905	63,081
3	Morgan Stanley	2.699%	1/22/31	74,290	76,309
	Morgan Stanley	4.300%	1/27/45	18,360	22,497
3,6	Nationwide Building Society	3.622%	4/26/23	23,975	24,814
6	NBK SPC Ltd.	2.750%	5/30/22	56,530	57,590
	PNC Bank NA	3.300%	10/30/24	18,195	19,543
	PNC Bank NA	4.200%	11/1/25	16,650	18,799
	PNC Bank NA	3.100%	10/25/27	41,975	44,956
	PNC Bank NA	3.250%	1/22/28	60,465	66,983
	PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	44,903
	PNC Financial Services Group Inc.	2.550%	1/22/30	54,405	56,210
	Royal Bank of Canada	2.750%	2/1/22	43,960	45,072
	Santander Holdings USA Inc.	2.650%	4/17/20	23,185	23,189
	Santander Holdings USA Inc.	3.700%	3/28/22	33,065	34,235
	Santander Holdings USA Inc.	3.400%	1/18/23	20,375	21,207
6	Skandinaviska Enskilda Banken AB	2.450%	5/27/20	61,300	61,443
6	Societe Generale SA	3.250%	1/12/22	38,635	39,670
3	State Street Corp.	2.653%	5/15/23	30,770	31,515
	Synchrony Bank	3.650%	5/24/21	46,195	47,200
	Toronto-Dominion Bank	2.500%	12/14/20	49,340	49,673
	Truist Bank	2.625%	1/15/22	45,425	46,205
	Truist Bank	3.300%	5/15/26	12,895	13,854
	Truist Financial Corp.	3.200%	9/3/21	25,900	26,568
	Truist Financial Corp.	2.750%	4/1/22	61,300	62,713
	Truist Financial Corp.	3.700%	6/5/25	49,000	53,870
6	UBS AG	2.200%	6/8/20	53,390	53,464
3,6	UBS Group AG	3.126%	8/13/30	19,065	20,164
6	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	44,570	44,964
6	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,130	5,232
	US Bancorp	2.625%	1/24/22	46,910	48,025
	US Bancorp	3.700%	1/30/24	52,500	56,800
	Wells Fargo & Co.	3.000%	1/22/21	26,735	27,069
	Wells Fargo & Co.	3.500%	3/8/22	64,245	66,710
	Wells Fargo & Co.	3.069%	1/24/23	12,990	13,341
	Wells Fargo & Co.	3.450%	2/13/23	48,895	51,182
	Wells Fargo & Co.	4.480%	1/16/24	46,156	50,456
	Wells Fargo & Co.	3.750%	1/24/24	50,755	54,523
	Wells Fargo & Co.	3.550%	9/29/25	32,170	34,919
	Wells Fargo & Co.	3.000%	4/22/26	39,405	41,511
3	Wells Fargo & Co.	3.196%	6/17/27	60,555	64,435
3	Wells Fargo & Co.	2.879%	10/30/30	15,000	15,635
3	Wells Fargo & Co.	2.572%	2/11/31	76,020	76,904
	Wells Fargo & Co.	5.606%	1/15/44	68,281	93,166
	Wells Fargo & Co.	4.650%	11/4/44	10,315	12,697
	Wells Fargo & Co.	4.900%	11/17/45	19,160	24,139
	Wells Fargo & Co.	4.400%	6/14/46	73,300	87,722
	Wells Fargo & Co.	4.750%	12/7/46	23,150	29,197
	Westpac Banking Corp.	2.300%	5/26/20	22,554	22,591

	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.300%	3/15/20	11,590	11,604
	Charles Schwab Corp.	3.200%	3/2/27	19,665	21,344

Insurance (1.5%)
ACE Capital Trust II	9.700%	4/1/30	20,000	30,975
Aetna Inc.	2.800%	6/15/23	25,660	26,338
6 AIA Group Ltd.	3.600%	4/9/29	50,475	55,928
American International Group Inc.	4.250%	3/15/29	36,550	41,820
American International Group Inc.	4.500%	7/16/44	6,907	8,458
American International Group Inc.	4.750%	4/1/48	4,585	5,786
Anthem Inc.	3.700%	8/15/21	10,000	10,272
Anthem Inc.	3.300%	1/15/23	42,468	44,605
Anthem Inc.	3.650%	12/1/27	26,975	29,553
Anthem Inc.	4.101%	3/1/28	40,910	45,724
Anthem Inc.	4.650%	8/15/44	13,445	15,682
Anthem Inc.	4.375%	12/1/47	7,020	8,011
Chubb Corp.	6.000%	5/11/37	50,000	75,444
Chubb INA Holdings Inc.	2.300%	11/3/20	6,330	6,355
Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	24,106
Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	38,543
6 Farmers Exchange Capital	7.050%	7/15/28	25,000	32,128
6 Five Corners Funding Trust	4.419%	11/15/23	5,935	6,559
6 Jackson National Life Global Funding	3.250%	1/30/24	24,070	25,641
6 Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	25,925
6 Liberty Mutual Group Inc.	4.250%	6/15/23	3,160	3,424
6 Liberty Mutual Group Inc.	4.569%	2/1/29	11,170	13,204
6 Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	40,941
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,405	27,205
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	9,470	12,683
MetLife Inc.	3.600%	4/10/24	35,035	38,285
MetLife Inc.	4.125%	8/13/42	5,565	6,630
MetLife Inc.	4.875%	11/13/43	20,820	28,054
6 Metropolitan Life Global Funding I	3.450%	10/9/21	29,155	30,184
6 Metropolitan Life Global Funding I	2.650%	4/8/22	13,770	14,168
6 Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	26,347
6 Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	23,082
6 Nationwide Financial Services Inc.	3.900%	11/30/49	48,905	54,883
6 New York Life Global Funding	2.900%	1/17/24	29,050	30,753
6 New York Life Insurance Co.	5.875%	5/15/33	55,395	77,820
6 New York Life Insurance Co.	4.450%	5/15/69	15,270	20,100
6 Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,134	28,280
6 Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,324	10,347
6 Principal Financial Global Funding LLC	2.500%	9/16/29	25,000	26,336
Prudential Financial Inc.	4.500%	11/15/20	24,365	24,914
6 Teachers Insurance & Annuity Assn. of
America	4.900%	9/15/44	24,830	32,784
6 Teachers Insurance & Annuity Assn. of
America	4.270%	5/15/47	42,390	51,973
Torchmark Corp.	7.875%	5/15/23	45,000	52,948
UnitedHealth Group Inc.	3.875%	10/15/20	27,960	28,319
UnitedHealth Group Inc.	2.875%	3/15/22	4,696	4,822
UnitedHealth Group Inc.	2.875%	3/15/23	16,000	16,713
UnitedHealth Group Inc.	3.100%	3/15/26	15,350	16,501
UnitedHealth Group Inc.	3.850%	6/15/28	34,565	39,073
UnitedHealth Group Inc.	4.625%	7/15/35	9,595	12,035
UnitedHealth Group Inc .	4.250%	3/15/43	67,400	80,823
UnitedHealth Group Inc.	4.750%	7/15/45	30,995	40,033
UnitedHealth Group Inc.	4.200%	1/15/47	8,620	10,327
UnitedHealth Group Inc.	4.250%	6/15/48	22,215	26,686

Real Estate Investment Trusts (0.2%)
AvalonBay Communities Inc.	3.625%	10/1/20	20,780	20,931
Boston Properties LP	3.125%	9/1/23	13,275	13,937
Boston Properties LP	3.800%	2/1/24	1,750	1,889
Healthpeak Properties Inc.	3.000%	1/15/30	31,475	33,018
Realty Income Corp.	4.650%	8/1/23	25,010	27,177
Simon Property Group LP	3.750%	2/1/24	3,265	3,512
Simon Property Group LP	3.375%	10/1/24	10,055	10,725
Simon Property Group LP	2.450%	9/13/29	19,865	20,247
6 WEA Finance LLC	4.125%	9/20/28	21,310	24,236
6 WEA Finance LLC	4.625%	9/20/48	27,205	34,269
				9,261,476
Industrial (11.4%)
Basic Industry (0.0%)
International Paper Co.	4.350%	8/15/48	45,400	50,167
3 Rohm and Haas Holdings Ltd.	9.800%	4/15/20	375	378

Capital Goods (0.9%)
6 BAE Systems Holdings Inc.	2.850%	12/15/20	6,060	6,099
6 BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	12,123
Boeing Co.	2.700%	2/1/27	17,155	17,634
Boeing Co.	8.625%	11/15/31	9,460	14,612
Boeing Co.	5.875%	2/15/40	4,825	6,588
Boeing Co.	3.375%	6/15/46	19,238	19,719
Boeing Co.	3.850%	11/1/48	13,249	14,750
Boeing Co.	3.825%	3/1/59	3,509	3,782
Boeing Co.	3.950%	8/1/59	20,566	22,536
6 Carrier Global Corp.	2.722%	2/15/30	15,418	15,632
Caterpillar Financial Services Corp.	2.625%	3/1/23	46,800	48,642
Caterpillar Inc.	3.900%	5/27/21	23,739	24,505
Caterpillar Inc.	2.600%	6/26/22	11,345	11,670
Caterpillar Inc.	3.400%	5/15/24	14,200	15,216
Deere & Co.	7.125%	3/3/31	17,500	25,619
General Dynamics Corp.	2.875%	5/11/20	54,380	54,515
General Dynamics Corp.	3.875%	7/15/21	14,925	15,404
General Electric Co.	2.700%	10/9/22	9,965	10,184
General Electric Co.	3.100%	1/9/23	8,635	8,945
Honeywell International Inc.	4.250%	3/1/21	40,681	41,826
Illinois Tool Works Inc.	3.500%	3/1/24	52,955	57,281
John Deere Capital Corp.	3.450%	3/13/25	43,145	46,993
Lockheed Martin Corp.	2.900%	3/1/25	10,450	11,102
Lockheed Martin Corp.	4.500%	5/15/36	8,015	10,122
Lockheed Martin Corp.	4.700%	5/15/46	14,370	19,136
Lockheed Martin Corp.	4.090%	9/15/52	5,500	7,007
6 Otis Worldwide Corp.	3.112%	2/15/40	25,030	25,595
6 Otis Worldwide Corp.	3.362%	2/15/50	30,240	31,287
Parker-Hannifin Corp.	3.250%	6/14/29	9,650	10,349
Parker-Hannifin Corp.	4.450%	11/21/44	17,735	21,474
6 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	39,625	40,899
6 Siemens Financieringsmaatschappij NV	3.125%	3/16/24	61,400	65,054
6 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	44,412
Stanley Black & Decker Inc.	4.850%	11/15/48	24,455	32,780
United Technologies Corp.	4.125%	11/16/28	16,675	19,503
United Technologies Corp.	6.050%	6/1/36	20,325	29,272
United Technologies Corp.	6.125%	7/15/38	37,300	55,515
United Technologies Corp.	4.450%	11/16/38	9,325	11,535
United Technologies Corp.	4.500%	6/1/42	16,902	21,601

	United Technologies Corp.	3.750%	11/1/46	5,923	6,841

	Communication (1.8%)
	America Movil SAB de CV	3.125%	7/16/22	84,600	87,533
	America Movil SAB de CV	3.625%	4/22/29	26,990	29,914
	America Movil SAB de CV	6.125%	3/30/40	7,380	10,699
	American Tower Corp.	3.450%	9/15/21	30,665	31,554
	American Tower Corp.	5.000%	2/15/24	2,770	3,108
	American Tower Corp.	4.400%	2/15/26	7,315	8,240
	American Tower Corp.	3.800%	8/15/29	33,804	37,197
	AT&T Inc.	2.450%	6/30/20	12,000	12,002
	AT&T Inc.	4.600%	2/15/21	5,000	5,103
	AT&T Inc.	4.450%	5/15/21	10,000	10,367
	AT&T Inc.	3.600%	7/15/25	22,350	24,159
6	British Telecommunications plc	3.250%	11/8/29	32,620	33,691
	Comcast Corp.	3.000%	2/1/24	25,345	26,747
	Comcast Corp.	3.600%	3/1/24	50,730	54,765
	Comcast Corp.	3.375%	2/15/25	2,540	2,744
	Comcast Corp.	2.350%	1/15/27	19,620	20,266
	Comcast Corp.	4.250%	1/15/33	42,890	51,315
	Comcast Corp.	4.200%	8/15/34	26,890	32,607
	Comcast Corp.	5.650%	6/15/35	4,725	6,529
	Comcast Corp.	4.400%	8/15/35	32,325	39,676
	Comcast Corp.	6.500%	11/15/35	4,720	7,117
	Comcast Corp.	6.400%	5/15/38	968	1,420
	Comcast Corp.	4.600%	10/15/38	48,045	60,456
	Comcast Corp.	4.650%	7/15/42	47,970	60,756
	Comcast Corp.	4.500%	1/15/43	22,000	27,770
	Comcast Corp.	4.750%	3/1/44	34,643	45,524
	Comcast Corp.	4.600%	8/15/45	43,296	55,391
	Comcast Corp.	3.969%	11/1/47	8,452	9,959
	Comcast Corp.	4.000%	3/1/48	12,180	14,400
	Comcast Corp.	4.700%	10/15/48	57,430	75,406
	Comcast Corp.	3.999%	11/1/49	23,162	27,210
	Comcast Corp.	4.049%	11/1/52	2,670	3,205
	Comcast Corp.	4.950%	10/15/58	35,175	48,139
6	Cox Communications Inc.	3.250%	12/15/22	27,995	29,129
6	Cox Communications Inc.	2.950%	6/30/23	5,870	6,063
6	Cox Communications Inc.	3.150%	8/15/24	7,268	7,654
6	Cox Communications Inc.	4.800%	2/1/35	30,000	35,890
6	Cox Communications Inc.	6.450%	12/1/36	5,850	7,892
6	Cox Communications Inc.	4.600%	8/15/47	4,435	5,187
	Crown Castle International Corp.	3.650%	9/1/27	10,215	11,169
	Crown Castle International Corp.	3.800%	2/15/28	8,435	9,209
6	Deutsche Telekom International Finance
	BV	3.600%	1/19/27	10,918	11,802
6	Deutsche Telekom International Finance
	BV	4.375%	6/21/28	21,754	25,258
	NBCUniversal Media LLC	2.875%	1/15/23	9,760	10,190
	NBCUniversal Media LLC	4.450%	1/15/43	10,370	12,863
	Orange SA	4.125%	9/14/21	60,990	63,577
	Orange SA	9.000%	3/1/31	20,280	32,371
6	SK Telecom Co. Ltd.	3.750%	4/16/23	11,995	12,655
6	Sky Ltd.	3.750%	9/16/24	45,046	49,146
3,6	Sprint Spectrum Co LLC / Sprint Spectrum
	Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	46,090	49,391
	Telefonica Emisiones SAU	5.213%	3/8/47	35,120	43,319

	Telefonica Emisiones SAU	5.520%	3/1/49	29,047	37,659
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,925	4,666
	Verizon Communications Inc.	4.812%	3/15/39	85,963	109,619
	Verizon Communications Inc.	4.750%	11/1/41	11,880	15,246
	Verizon Communications Inc.	4.862%	8/21/46	36,117	48,032
	Verizon Communications Inc.	5.012%	4/15/49	23,609	32,516
	Verizon Communications Inc.	4.672%	3/15/55	11,007	14,718
	ViacomCBS Inc.	4.300%	2/15/21	27,830	28,292
	ViacomCBS Inc.	3.700%	6/1/28	15,190	16,547
	Vodafone Group plc	5.000%	5/30/38	1,895	2,283
	Vodafone Group plc	5.250%	5/30/48	45,220	57,107
	Walt Disney Co.	3.000%	9/15/22	11,891	12,378
	Walt Disney Co.	2.000%	9/1/29	43,335	43,706
	Walt Disney Co.	4.125%	6/1/44	6,280	7,783
	Walt Disney Co.	2.750%	9/1/49	16,835	16,965

	Consumer Cyclical (1.1%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	2,515	2,581
	Alibaba Group Holding Ltd.	3.600%	11/28/24	39,860	42,834
	Alibaba Group Holding Ltd.	3.400%	12/6/27	85,240	91,740
	Amazon.com Inc.	2.500%	11/29/22	34,760	35,793
	Amazon.com Inc.	2.800%	8/22/24	26,480	27,941
	Amazon.com Inc.	4.800%	12/5/34	37,370	49,490
	Amazon.com Inc.	4.950%	12/5/44	22,605	31,652
	Amazon.com Inc.	4.250%	8/22/57	41,385	55,474
	AutoZone Inc.	3.700%	4/15/22	46,136	47,999
6	BMW US Capital LLC	2.000%	4/11/21	21,300	21,386
6	Daimler Finance North America LLC	2.200%	5/5/20	16,565	16,577
6	Daimler Finance North America LLC	2.450%	5/18/20	8,340	8,354
6	Daimler Finance North America LLC	2.300%	2/12/21	34,470	34,590
6	Daimler Finance North America LLC	3.875%	9/15/21	3,961	4,086
6	Daimler Finance North America LLC	3.250%	8/1/24	5,870	6,160
	Ford Motor Credit Co. LLC	3.157%	8/4/20	26,655	26,817
	Ford Motor Credit Co. LLC	3.815%	11/2/27	39,000	37,100
	General Motors Financial Co. Inc.	3.550%	4/9/21	16,395	16,655
	General Motors Financial Co. Inc.	3.950%	4/13/24	57,810	61,203
	Home Depot Inc.	2.700%	4/1/23	31,170	32,468
	Home Depot Inc.	3.900%	12/6/28	10,250	11,844
	Home Depot Inc.	4.400%	3/15/45	28,655	36,159
	Home Depot Inc.	4.500%	12/6/48	12,215	15,967
6	Hyundai Capital America	2.550%	4/3/20	28,910	28,928
6,7	Hyundai Capital America, 3M USD LIBOR
	+ 0.940%	2.812%	7/8/21	50,400	50,658
	Lowe's Cos. Inc.	3.100%	5/3/27	68,700	72,944
	Lowe's Cos. Inc.	6.500%	3/15/29	13,301	17,422
	Lowe's Cos. Inc.	4.550%	4/5/49	32,110	39,206
	McDonald's Corp.	2.625%	1/15/22	7,805	7,976
	McDonald's Corp.	3.250%	6/10/24	5,460	5,860
	McDonald's Corp.	4.875%	12/9/45	9,940	12,633
	McDonald's Corp.	3.625%	9/1/49	19,700	21,244
	Starbucks Corp.	4.500%	11/15/48	36,060	43,186
	Walmart Inc.	2.550%	4/11/23	38,325	39,692
	Walmart Inc.	3.550%	6/26/25	56,910	62,688
	Walmart Inc.	3.625%	12/15/47	14,215	16,883

	Consumer Noncyclical (3.7%)
6	AbbVie Inc.	4.050%	11/21/39	20,255	22,309

AbbVie Inc.	4.450%	5/14/46	34,520	39,591
6 Alcon Finance Corp.	2.750%	9/23/26	5,830	6,172
6 Alcon Finance Corp.	3.800%	9/23/49	12,490	14,170
Allergan Funding SCS	3.450%	3/15/22	18,695	19,366
Allergan Funding SCS	3.800%	3/15/25	15,725	17,111
Allergan Funding SCS	4.850%	6/15/44	18,000	21,986
Altria Group Inc.	4.750%	5/5/21	23,376	24,286
Altria Group Inc.	2.850%	8/9/22	18,810	19,318
Altria Group Inc.	5.800%	2/14/39	26,150	32,131
Altria Group Inc.	4.500%	5/2/43	10,705	11,179
Altria Group Inc.	3.875%	9/16/46	22,775	22,179
Amgen Inc.	5.150%	11/15/41	21,155	27,903
Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	24,919
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide Inc.	4.900%	2/1/46	61,085	75,177
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide Inc.	4.700%	2/1/36	35,700	42,623
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	67,769	71,223
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	31,177	31,990
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	4,100	5,119
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,610	21,476
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	14,225	17,002
Archer-Daniels-Midland Co.	4.500%	3/15/49	35,045	47,333
Ascension Health	2.532%	11/15/29	22,515	23,960
3 Ascension Health	4.847%	11/15/53	44,750	64,337
AstraZeneca plc	2.375%	11/16/20	44,480	44,754
AstraZeneca plc	4.000%	1/17/29	50,410	57,820
AstraZeneca plc	6.450%	9/15/37	23,385	35,064
BAT Capital Corp.	3.557%	8/15/27	63,450	66,860
6 BAT International Finance plc	3.250%	6/7/22	58,280	60,265
6 BAT International Finance plc	3.500%	6/15/22	8,980	9,351
6 Bayer US Finance II LLC	4.250%	12/15/25	58,580	65,545
6 Bayer US Finance LLC	3.000%	10/8/21	46,850	48,054
6 Bayer US Finance LLC	3.375%	10/8/24	33,220	35,467
Boston Scientific Corp.	4.000%	3/1/29	6,810	7,817
6 Bristol-Myers Squibb Co.	3.250%	8/15/22	16,250	16,931
6 Bristol-Myers Squibb Co.	3.550%	8/15/22	24,575	25,926
6 Bristol-Myers Squibb Co.	2.750%	2/15/23	4,553	4,722
6 Bristol-Myers Squibb Co.	3.250%	2/20/23	7,830	8,172
6 Bristol-Myers Squibb Co.	4.000%	8/15/23	1,500	1,633
6 Bristol-Myers Squibb Co.	3.400%	7/26/29	31,020	34,605
6 Bristol-Myers Squibb Co.	4.125%	6/15/39	17,720	21,616
6 Bristol-Myers Squibb Co.	4.550%	2/20/48	7,347	9,665
6 Bristol-Myers Squibb Co.	4.250%	10/26/49	50,963	65,539
6 Cargill Inc.	4.307%	5/14/21	60,532	62,607
6 Cargill Inc.	6.875%	5/1/28	19,355	25,159
6 Cargill Inc.	4.760%	11/23/45	28,190	38,268
6 Cigna Corp.	3.250%	4/15/25	31,655	33,865
Cigna Corp.	4.375%	10/15/28	18,600	21,124
Cigna Corp.	4.800%	8/15/38	26,415	31,799
Cigna Corp.	4.900%	12/15/48	18,300	22,695
Coca-Cola Co.	4.500%	9/1/21	8,430	8,739
Coca-Cola European Partners plc	3.500%	9/15/20	9,900	9,989
Colgate-Palmolive Co.	7.600%	5/19/25	13,920	17,816
CommonSpirit Health	2.950%	11/1/22	18,735	19,433
CommonSpirit Health	4.200%	8/1/23	9,885	10,687
CommonSpirit Health	2.760%	10/1/24	29,395	30,880

CommonSpirit Health	3.347%	10/1/29	44,320	46,971
3 CommonSpirit Health	4.350%	11/1/42	23,365	26,893
CommonSpirit Health	4.187%	10/1/49	40,235	44,191
Conagra Brands Inc.	4.600%	11/1/25	7,855	8,791
Conagra Brands Inc.	5.300%	11/1/38	23,500	28,639
Conagra Brands Inc.	5.400%	11/1/48	5,590	7,075
Constellation Brands Inc.	2.700%	5/9/22	2,385	2,439
Cottage Health Obligated Group	3.304%	11/1/49	15,870	17,159
CVS Health Corp.	2.750%	12/1/22	40,255	41,442
CVS Health Corp.	4.875%	7/20/35	6,900	8,360
CVS Health Corp.	5.125%	7/20/45	31,100	38,070
6 Danone SA	2.947%	11/2/26	30,550	32,442
Diageo Capital plc	2.625%	4/29/23	48,310	50,014
Diageo Capital plc	2.375%	10/24/29	20,000	20,720
Diageo Investment Corp.	2.875%	5/11/22	26,991	27,757
Dignity Health	3.812%	11/1/24	20,780	22,480
6 EMD Finance LLC	2.950%	3/19/22	23,660	24,401
Estee Lauder Cos. Inc.	2.375%	12/1/29	12,615	13,012
6 Forest Laboratories Inc.	4.875%	2/15/21	4,184	4,277
Gilead Sciences Inc.	2.550%	9/1/20	26,330	26,456
Gilead Sciences Inc.	3.700%	4/1/24	26,895	28,893
Gilead Sciences Inc.	3.500%	2/1/25	22,335	24,140
Gilead Sciences Inc.	4.500%	2/1/45	32,375	39,689
Gilead Sciences Inc.	4.750%	3/1/46	7,340	9,441
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	31,740	33,166
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	62,721
GlaxoSmithKline Capital plc	2.850%	5/8/22	28,930	29,811
6 Imperial Tobacco Finance plc	3.750%	7/21/22	34,745	36,160
Kaiser Foundation Hospitals	3.500%	4/1/22	10,611	11,089
Kaiser Foundation Hospitals	3.150%	5/1/27	14,823	16,308
Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	19,413
Kroger Co.	3.850%	8/1/23	10,770	11,538
Kroger Co.	4.000%	2/1/24	22,290	24,139
Medtronic Inc.	3.150%	3/15/22	28,280	29,298
Medtronic Inc.	3.500%	3/15/25	19,247	21,157
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,320	15,761
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	10,630	13,989
Merck & Co. Inc.	2.350%	2/10/22	30,760	31,489
Merck & Co. Inc.	2.800%	5/18/23	54,775	57,246
Merck & Co. Inc.	2.750%	2/10/25	47,090	49,905
Merck & Co. Inc.	3.400%	3/7/29	49,240	55,056
Merck & Co. Inc.	4.150%	5/18/43	22,090	28,025
Merck & Co. Inc.	4.000%	3/7/49	67,385	84,187
Mercy Health	4.302%	7/1/28	20,339	23,736
Molson Coors Beverage Co.	3.500%	5/1/22	16,525	17,124
Molson Coors Beverage Co.	3.000%	7/15/26	59,900	62,220
New York & Presbyterian Hospital	4.024%	8/1/45	7,155	8,861
Novartis Capital Corp.	3.400%	5/6/24	16,695	18,031
Novartis Capital Corp.	4.400%	5/6/44	25,896	33,675
Partners Healthcare System Inc.	3.192%	7/1/49	22,030	23,369
Partners Healthcare System Inc.	3.342%	7/1/60	32,045	35,020
PepsiCo Inc.	4.000%	3/5/42	51,391	61,895
Pfizer Inc.	3.000%	6/15/23	47,025	49,720
Pfizer Inc.	3.450%	3/15/29	70,335	78,946
Pfizer Inc.	4.100%	9/15/38	53,995	66,952
Philip Morris International Inc.	4.500%	3/26/20	8,250	8,266
Philip Morris International Inc.	4.125%	5/17/21	43,025	44,360

Philip Morris International Inc.	2.500%	8/22/22	21,645	22,238
Philip Morris International Inc.	2.625%	3/6/23	46,850	48,260
Philip Morris International Inc.	3.600%	11/15/23	7,000	7,504
Philip Morris International Inc.	3.375%	8/11/25	14,440	15,606
Philip Morris International Inc.	4.875%	11/15/43	6,185	7,677
3 Procter & Gamble - Esop	9.360%	1/1/21	7,280	7,572
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	17,470	18,103
3 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	11,805	14,442
Sanofi	4.000%	3/29/21	44,090	45,416
6 Sigma Alimentos SA de CV	4.125%	5/2/26	14,750	15,600
SSM Health Care Corp.	3.823%	6/1/27	34,910	38,763
Toledo Hospital	5.750%	11/15/38	18,910	23,816
Unilever Capital Corp.	4.250%	2/10/21	95,235	97,662
Wyeth LLC	5.950%	4/1/37	25,000	36,013
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	34,427

Energy (1.2%)
6 BG Energy Capital plc	4.000%	10/15/21	5,000	5,193
BP Capital Markets America Inc.	4.500%	10/1/20	16,000	16,269
BP Capital Markets America Inc.	3.245%	5/6/22	35,000	36,400
BP Capital Markets plc	3.062%	3/17/22	43,130	44,634
BP Capital Markets plc	2.500%	11/6/22	22,000	22,647
BP Capital Markets plc	3.994%	9/26/23	16,185	17,547
BP Capital Markets plc	3.814%	2/10/24	38,938	42,171
BP Capital Markets plc	3.506%	3/17/25	50,285	54,532
Chevron Corp.	3.191%	6/24/23	49,470	52,038
Cimarex Energy Co.	4.375%	6/1/24	31,555	33,292
ConocoPhillips Co.	4.950%	3/15/26	4,385	5,138
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	21,445	22,664
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	19,580	20,471
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	4,185	5,010
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	24,863	29,393
Energy Transfer Operating LP	5.250%	4/15/29	40,000	45,150
Energy Transfer Operating LP	5.000%	5/15/50	14,445	14,540
Energy Transfer Partners LP	5.300%	4/15/47	5,745	5,968
Enterprise Products Operating LLC	4.250%	2/15/48	26,420	29,753
Enterprise Products Operating LLC	3.700%	1/31/51	11,675	11,583
Enterprise Products Operating LLC	3.950%	1/31/60	8,075	7,911
Exxon Mobil Corp.	2.726%	3/1/23	11,910	12,395
Exxon Mobil Corp.	3.043%	3/1/26	8,115	8,670
Exxon Mobil Corp.	2.275%	8/16/26	36,735	38,072
Exxon Mobil Corp.	2.440%	8/16/29	25,195	26,074
Exxon Mobil Corp.	4.114%	3/1/46	12,060	14,724
Occidental Petroleum Corp.	2.700%	2/15/23	10,750	10,841
Occidental Petroleum Corp.	3.400%	4/15/26	8,035	8,190
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	36,775	38,287
6 Schlumberger Holdings Corp.	3.900%	5/17/28	31,025	33,591
6 Schlumberger Investment SA	2.400%	8/1/22	23,925	24,312
Schlumberger Investment SA	3.650%	12/1/23	44,520	47,530
Shell International Finance BV	3.250%	5/11/25	11,051	11,911
Shell International Finance BV	4.125%	5/11/35	43,465	52,381
Shell International Finance BV	5.500%	3/25/40	12,990	18,718
Shell International Finance BV	4.375%	5/11/45	96,700	118,811
Suncor Energy Inc.	5.950%	12/1/34	20,700	28,892

Sunoco Logistics Partners Operations LP	5.350%	5/15/45	3,500	3,891
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	750	794
Total Capital International SA	2.700%	1/25/23	36,510	37,692
Total Capital International SA	3.750%	4/10/24	41,500	45,052
TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	47,556
TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	53,537

Other Industrial (0.1%)
Georgetown University	4.315%	4/1/49	5,405	7,052
Georgetown University	2.943%	4/1/50	13,330	13,854
3 Johns Hopkins University	4.083%	7/1/53	26,970	36,328
6 SBA Tower Trust	3.168%	4/11/22	48,960	50,166
6 SBA Tower Trust	3.448%	3/15/23	23,770	25,071
6 SBA Tower Trust	2.836%	1/15/25	25,075	26,288

Technology (2.1%)
Apple Inc.	3.000%	2/9/24	22,535	23,872
Apple Inc.	3.450%	5/6/24	39,950	43,259
Apple Inc.	2.850%	5/11/24	44,990	47,490
Apple Inc.	2.750%	1/13/25	21,495	22,676
Apple Inc.	3.250%	2/23/26	37,631	41,049
Apple Inc.	2.450%	8/4/26	43,466	45,532
Apple Inc.	3.350%	2/9/27	55,925	61,588
Apple Inc.	3.200%	5/11/27	39,185	42,867
Apple Inc.	2.900%	9/12/27	55,355	59,323
Apple Inc.	3.850%	5/4/43	17,000	20,238
Apple Inc.	4.450%	5/6/44	5,075	6,549
Apple Inc.	3.850%	8/4/46	36,890	44,020
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	35,975	37,679
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	18,880	19,802
6 Broadcom Inc.	4.250%	4/15/26	3,505	3,784
Cisco Systems Inc.	2.500%	9/20/26	15,676	16,555
Fiserv Inc.	3.200%	7/1/26	23,105	24,578
Intel Corp.	2.875%	5/11/24	29,395	31,077
Intel Corp.	4.100%	5/19/46	51,605	63,292
International Business Machines Corp.	3.375%	8/1/23	70,925	75,537
International Business Machines Corp.	3.625%	2/12/24	35,000	37,731
International Business Machines Corp.	3.000%	5/15/24	86,100	91,154
International Business Machines Corp.	3.300%	5/15/26	155,985	169,524
International Business Machines Corp.	3.500%	5/15/29	103,700	116,450
International Business Machines Corp.	5.875%	11/29/32	20,240	28,111
Microsoft Corp.	3.625%	12/15/23	16,000	17,296
Microsoft Corp.	2.875%	2/6/24	70,885	74,903
Microsoft Corp.	3.125%	11/3/25	31,615	34,368
Microsoft Corp.	2.400%	8/8/26	53,545	56,269
Microsoft Corp.	3.500%	2/12/35	23,520	27,329
Microsoft Corp.	3.450%	8/8/36	65,320	75,197
Microsoft Corp.	4.100%	2/6/37	45,385	56,327
Microsoft Corp.	4.450%	11/3/45	14,250	19,123
Microsoft Corp.	3.700%	8/8/46	61,115	74,145
Microsoft Corp.	4.250%	2/6/47	91,700	121,210
Oracle Corp.	2.500%	5/15/22	46,930	47,993
Oracle Corp.	2.950%	11/15/24	79,830	84,610
Oracle Corp.	2.950%	5/15/25	13,635	14,514
Oracle Corp.	3.250%	11/15/27	111,485	122,374

Oracle Corp.	4.000%	11/15/47	32,175	38,929
QUALCOMM Inc.	2.600%	1/30/23	26,010	26,820
QUALCOMM Inc.	2.900%	5/20/24	37,735	39,548
6 Tencent Holdings Ltd.	3.575%	4/11/26	6,595	7,148
6 Tencent Holdings Ltd.	3.595%	1/19/28	57,300	61,815
6 Tencent Holdings Ltd.	3.975%	4/11/29	32,420	36,286

Transportation (0.5%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,837
Burlington Northern Santa Fe LLC	3.000%	3/15/23	21,397	22,321
Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	22,481
Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,000	7,560
Burlington Northern Santa Fe LLC	4.150%	4/1/45	6,785	8,108
3 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	20,364	21,515
CSX Corp.	4.300%	3/1/48	16,150	19,409
CSX Corp.	3.350%	9/15/49	9,625	10,196
6 ERAC USA Finance LLC	4.500%	8/16/21	9,295	9,691
6 ERAC USA Finance LLC	7.000%	10/15/37	32,995	49,695
6 ERAC USA Finance LLC	5.625%	3/15/42	21,787	29,959
3 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	5,431	5,674
FedEx Corp.	2.700%	4/15/23	23,430	24,181
FedEx Corp.	4.100%	2/1/45	4,455	4,583
FedEx Corp.	4.750%	11/15/45	12,168	13,529
FedEx Corp.	4.550%	4/1/46	6,073	6,660
FedEx Corp.	4.050%	2/15/48	1,705	1,722
FedEx Corp.	4.950%	10/17/48	11,474	13,082
Kansas City Southern	4.950%	8/15/45	16,985	21,840
6 Penske Truck Leasing Co. LP / PTL
Finance Corp.	3.450%	7/1/24	16,420	17,490
6 Penske Truck Leasing Co. LP / PTL
Finance Corp.	2.700%	11/1/24	10,220	10,610
6 Penske Truck Leasing Co. LP / PTL
Finance Corp.	3.950%	3/10/25	52,010	56,828
6 Penske Truck Leasing Co. LP / PTL
Finance Corp.	4.450%	1/29/26	16,450	18,253
3 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	2/1/24	8,263	8,812
Union Pacific Corp.	3.700%	3/1/29	17,470	19,697
Union Pacific Corp.	4.300%	3/1/49	22,015	26,611
Union Pacific Corp.	3.799%	10/1/51	23,191	25,904
6 Union Pacific Corp.	3.839%	3/20/60	9,530	10,411
Union Pacific Corp.	3.750%	2/5/70	10,510	11,028
3 United Airlines 2018-1 Class B Pass
Through Trust	4.600%	3/1/26	7,149	7,589
United Parcel Service Inc.	2.450%	10/1/22	17,950	18,329
				11,927,486
Utilities (3.0%)
Electric (2.7%)
AEP Texas Inc.	4.150%	5/1/49	5,065	6,103
AEP Texas Inc.	3.450%	1/15/50	16,810	17,957
Alabama Power Co.	5.700%	2/15/33	15,000	20,347
Alabama Power Co.	3.750%	3/1/45	24,430	27,377
Alabama Power Co.	4.300%	7/15/48	28,015	34,573
Ameren Illinois Co.	3.800%	5/15/28	22,215	25,194
Ameren Illinois Co.	6.125%	12/15/28	54,000	66,861

Ameren Illinois Co.	3.700%	12/1/47	5,045	5,842
Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,995	59,990
Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	14,266
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	7,015	8,824
6 Cleco Corporate Holdings LLC	3.375%	9/15/29	9,180	9,574
Commonwealth Edison Co.	4.350%	11/15/45	13,610	16,885
Commonwealth Edison Co.	3.650%	6/15/46	6,365	7,188
Commonwealth Edison Co.	4.000%	3/1/48	17,455	21,002
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	45,960
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	3,111
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	66,625	88,228
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	24,220	31,069
Delmarva Power & Light Co.	3.500%	11/15/23	11,816	12,578
Dominion Energy Inc.	2.579%	7/1/20	23,655	23,698
Dominion Energy Inc.	2.715%	8/15/21	15,805	16,082
6 Dominion Energy Inc.	2.450%	1/15/23	111,320	113,861
Dominion Energy Inc.	5.250%	8/1/33	5,706	7,277
Dominion Energy Inc.	4.600%	3/15/49	31,250	39,373
Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,886	7,110
Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,438	1,933
Dominion Energy South Carolina Inc.	6.050%	1/15/38	44,155	64,740
Dominion Energy South Carolina Inc.	5.450%	2/1/41	2,945	4,062
Dominion Energy South Carolina Inc.	4.600%	6/15/43	7,251	9,406
Dominion Energy South Carolina Inc.	5.100%	6/1/65	29,850	42,982
DTE Energy Co.	3.800%	3/15/27	9,550	10,322
Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	5,823
Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	19,528
Duke Energy Corp.	2.650%	9/1/26	11,775	12,244
Duke Energy Corp.	3.400%	6/15/29	12,030	13,018
Duke Energy Corp.	4.800%	12/15/45	44,700	55,653
Duke Energy Corp.	3.750%	9/1/46	9,940	11,045
Duke Energy Florida LLC	6.350%	9/15/37	8,000	11,864
Duke Energy Florida LLC	6.400%	6/15/38	27,055	40,567
Duke Energy Progress LLC	6.300%	4/1/38	14,705	22,238
Duke Energy Progress LLC	4.100%	3/15/43	5,615	6,616
Duke Energy Progress LLC	4.200%	8/15/45	40,400	49,623
Emera US Finance LP	3.550%	6/15/26	34,050	36,898
Entergy Louisiana LLC	3.120%	9/1/27	14,935	16,072
Evergy Inc.	2.450%	9/15/24	10,420	10,664
Evergy Inc.	2.900%	9/15/29	15,865	16,331
Eversource Energy	2.900%	10/1/24	17,450	18,245
Eversource Energy	3.150%	1/15/25	5,025	5,316
Eversource Energy	3.300%	1/15/28	14,410	15,488
Florida Power & Light Co.	5.650%	2/1/35	50,000	67,805
Florida Power & Light Co.	4.950%	6/1/35	10,000	13,580
Florida Power & Light Co.	5.650%	2/1/37	5,000	7,145
Florida Power & Light Co.	5.950%	2/1/38	39,215	58,290
Florida Power & Light Co.	5.690%	3/1/40	4,000	5,878
Florida Power & Light Co.	3.700%	12/1/47	17,370	20,512
Fortis Inc.	3.055%	10/4/26	28,565	29,891
Georgia Power Co.	5.400%	6/1/40	6,665	8,720
Georgia Power Co.	4.750%	9/1/40	25,858	32,070
Georgia Power Co.	4.300%	3/15/42	29,264	34,208
Georgia Power Co.	3.700%	1/30/50	5,375	5,972
Indiana Michigan Power Co.	4.250%	8/15/48	14,980	18,186
Kansas City Power & Light Co.	4.200%	3/15/48	3,419	4,276
6 Massachusetts Electric Co.	5.900%	11/15/39	21,565	30,929

6	Metropolitan Edison Co.	4.300%	1/15/29	4,807	5,575
6	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	2,345	2,648
	MidAmerican Energy Co.	4.250%	5/1/46	5,485	6,847
	MidAmerican Energy Co.	4.250%	7/15/49	11,545	14,680
	MidAmerican Energy Co.	3.150%	4/15/50	45,450	49,059
6	Monongahela Power Co.	5.400%	12/15/43	4,570	6,254
	National Rural Utilities Cooperative Finance
	Corp.	2.950%	2/7/24	15,255	16,194
	National Rural Utilities Cooperative Finance
	Corp.	2.850%	1/27/25	40,345	42,877
	Nevada Power Co.	3.125%	8/1/50	12,865	13,527
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	43,950	44,584
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	9,260	9,919
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,275	35,201
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	14,165	15,500
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	20,650	21,581
6	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,970	41,700
	Northern States Power Co.	6.250%	6/1/36	50,000	73,955
3,6	Oglethorpe Power Corp.	6.191%	1/1/31	36,565	44,310
	Oglethorpe Power Corp.	5.950%	11/1/39	6,075	7,754
	Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,989
	Oglethorpe Power Corp.	4.250%	4/1/46	19,060	20,081
	Oglethorpe Power Corp.	5.050%	10/1/48	5,640	7,106
	Oglethorpe Power Corp.	5.250%	9/1/50	17,220	21,452
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	2,675	3,403
	PacifiCorp	2.950%	6/1/23	29,675	30,863
	PacifiCorp	5.900%	8/15/34	12,500	16,747
	PacifiCorp	6.250%	10/15/37	36,635	54,328
	PacifiCorp	4.150%	2/15/50	11,625	14,387
	Potomac Electric Power Co.	3.050%	4/1/22	3,765	3,888
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	37,390
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,376
	San Diego Gas & Electric Co.	4.150%	5/15/48	4,500	5,515
	Sierra Pacific Power Co.	3.375%	8/15/23	34,040	35,872
	Sierra Pacific Power Co.	2.600%	5/1/26	7,857	8,191
	South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	12,019
	Southern California Edison Co.	2.400%	2/1/22	4,295	4,356
	Southern California Edison Co.	3.700%	8/1/25	3,315	3,628
	Southern California Edison Co.	6.000%	1/15/34	7,695	10,543
	Southern California Edison Co.	5.550%	1/15/37	50,475	66,308
	Southern California Edison Co.	5.950%	2/1/38	40,000	55,241
	Southern California Edison Co.	6.050%	3/15/39	1,980	2,757
	Southern California Edison Co.	4.000%	4/1/47	6,530	7,314
	Southern California Edison Co.	4.125%	3/1/48	11,495	13,124
	Southern Co.	2.950%	7/1/23	48,400	50,273
	Southern Co.	3.250%	7/1/26	30,885	32,987
	Southern Co.	4.400%	7/1/46	41,137	48,023
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	13,675
	Southwestern Public Service Co.	3.700%	8/15/47	3,756	4,268
	Virginia Electric & Power Co.	2.750%	3/15/23	34,540	35,786
	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	17,635
	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	2,523
	Westar Energy Inc.	3.250%	9/1/49	9,000	9,730
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	24,140
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	57,512

	Natural Gas (0.3%)
6	Boston Gas Co.	3.150%	8/1/27	5,385	5,803
6	Boston Gas Co.	3.001%	8/1/29	5,970	6,406
6	Brooklyn Union Gas Co.	3.407%	3/10/26	2,685	2,886
6	Brooklyn Union Gas Co.	4.273%	3/15/48	61,265	75,026
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,820	3,890
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	12,248	13,739
6	Infraestructura Energetica Nova SAB de
	CV	4.875%	1/14/48	16,565	16,793
6	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	26,277
	NiSource Finance Corp.	5.250%	2/15/43	14,588	18,735
	NiSource Finance Corp.	4.800%	2/15/44	10,370	12,819
	Sempra Energy	2.875%	10/1/22	27,530	28,312
	Sempra Energy	3.250%	6/15/27	80,765	86,061
	Sempra Energy	6.000%	10/15/39	14,800	20,302

	Other Utility (0.0%)
	American Water Capital Corp.	2.950%	9/1/27	9,975	10,526
	American Water Capital Corp.	4.200%	9/1/48	29,180	35,597

					3,121,237
Total Corporate Bonds (Cost $21,690,630)					24,310,199
Sovereign Bonds (1.4%)
6	Electricite de France SA	4.875%	9/21/38	84,000	106,809
6	Electricite de France SA	4.875%	1/22/44	1,775	2,227
6	Electricite de France SA	4.950%	10/13/45	15,100	19,311
	Equinor ASA	2.900%	11/8/20	57,210	57,752
	Equinor ASA	2.750%	11/10/21	32,860	33,679
	Equinor ASA	2.450%	1/17/23	15,017	15,420
	Equinor ASA	2.650%	1/15/24	14,000	14,630
	Equinor ASA	3.700%	3/1/24	25,320	27,452
	Equinor ASA	3.250%	11/10/24	29,975	32,242
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	40,000	56,452
	Japan Bank for International Cooperation	2.125%	6/1/20	32,682	32,724
	Japan Bank for International Cooperation	2.125%	7/21/20	40,250	40,344
6	Kingdom of Saudi Arabia	2.375%	10/26/21	31,330	31,525
6	Kingdom of Saudi Arabia	2.875%	3/4/23	40,225	41,230
	Korea Development Bank	2.500%	3/11/20	78,800	78,806
	Province of Ontario	4.400%	4/14/20	50,000	50,189
	Province of Ontario	2.500%	4/27/26	40,160	43,105
	Province of Quebec	2.500%	4/20/26	145,430	156,240
	Republic of Colombia	4.000%	2/26/24	30,240	32,067
6	Saudi Arabian Oil Co.	3.500%	4/16/29	35,750	37,891
6	Sinopec Group Overseas Development
	2015 Ltd.	2.500%	4/28/20	62,500	62,577
6	Sinopec Group Overseas Development
	2015 Ltd.	3.250%	4/28/25	62,500	66,284
6	Sinopec Group Overseas Development
	2017 Ltd.	3.000%	4/12/22	31,000	31,807
6	Sinopec Group Overseas Development
	2018 Ltd.	2.950%	11/12/29	38,720	40,587
6	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	62,480	63,889
6	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	28,630	31,171
6	State of Kuwait	2.750%	3/20/22	4,255	4,346
6	State of Qatar	2.375%	6/2/21	55,190	55,428

6	State of Qatar	3.875%	4/23/23	67,970	72,005
6	State of Qatar	3.375%	3/14/24	3,360	3,541
6	State of Qatar	4.000%	3/14/29	28,200	31,997
6	State of Qatar	5.103%	4/23/48	29,730	39,638
6	Temasek Financial I Ltd.	2.375%	1/23/23	45,150	46,325
6	Temasek Financial I Ltd.	3.625%	8/1/28	36,800	42,511
Total Sovereign Bonds (Cost $1,392,923)					1,502,201
Taxable Municipal Bonds (2.1%)
	Atlanta GA Downtown Development
	Authority	6.875%	2/1/21	1,510	1,587
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	2.574%	4/1/31	11,955	12,651
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	6.263%	4/1/49	33,765	58,077
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	7.043%	4/1/50	33,915	62,578
	California GO	5.700%	11/1/21	11,700	12,472
	California GO	7.550%	4/1/39	26,330	45,215
	California GO	7.350%	11/1/39	66,875	108,963
	California GO	7.625%	3/1/40	1,275	2,175
	California GO	7.600%	11/1/40	24,330	43,001
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	8,545	12,337
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	25,680	25,796
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	5,125	8,085
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.200%	12/1/40	2,260	3,244
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.899%	12/1/40	57,835	84,584
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	33,870	49,584
	County of Broward FL Airport System
	Revenue	3.477%	10/1/43	10,370	11,175
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	29,925	47,121
	Foothill-Eastern Transportation Corridor
	Agency California Toll Road Revenue
	Taxable Refunding Bonds 2019A	4.094%	1/15/49	5,345	5,773
8	Foothill-Eastern Transportation Corridor
	Agency California	3.924%	1/15/53	39,440	42,395
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	63,166	95,141
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	7,895	12,139
	Grand Parkway Transportation Corp. Texas	3.236%	10/1/52	24,535	24,994
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue	5.184%	10/1/42	40,435	56,919
	Houston TX GO	6.290%	3/1/32	16,850	21,183
	Illinois GO	5.100%	6/1/33	30,560	35,755
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	41,525
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	2.833%	1/1/38	5,480	5,904

Kansas Development Finance Authority
Revenue	4.927%	4/15/45	7,745	10,796
8 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	50,000	66,212
Louisville & Jefferson County KY
Metropolitan Sewer District Sewer &
Drainage System Revenue	6.250%	5/15/43	19,000	30,278
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	18,985	28,241
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	31,708
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	3.395%	10/15/40	17,040	18,240
Michigan Finance Authority Revenue
(Trinity Health Credit Group)	3.084%	12/1/34	11,320	12,388
Michigan Finance Authority Revenue
(Trinity Health Credit Group)	3.384%	12/1/40	18,150	20,449
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	61,256
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	6,756
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	1,895	2,935
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	18,578
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	23,543
New York City NY Municipal Water Finance
Authority Water & Sewer System
Revenue Bonds 2011AA	5.790%	6/15/41	815	825
New York City NY Municipal Water Finance
Authority Water & Sewer System
Revenue Bonds 2011AA	5.790%	6/15/41	1,215	1,231
New York State Dormitory Authority
Revenue	3.142%	7/1/43	10,960	12,127
New York State Dormitory Authority
Revenue (Personal Income Tax)	3.110%	2/15/39	21,260	23,999
New York State Dormitory Authority
Revenue (Personal Income Tax)	3.190%	2/15/43	12,100	13,808
New York State Thruway Authority	2.900%	1/1/35	16,730	18,492
New York State Thruway Authority	3.500%	1/1/42	9,430	10,079
New York State Urban Development Corp.
Revenue	2.100%	3/15/22	57,115	57,498
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	53,785	96,505
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	25,930	37,424
8 Oregon School Boards Association GO	5.528%	6/30/28	50,000	61,021
9 Philadelphia PA Authority for Industrial
Development	6.550%	10/15/28	66,810	89,322
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	2,600	3,139
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	10,455	14,251
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	44,055	60,206
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	21,985	32,492

	Regents of the University of California
	Medical Center Pooled Revenue	3.006%	5/15/50	14,700	14,923
	Regents of the University of California
	Medical Center Pooled Revenue	3.256%	5/15/60	29,920	30,641
	Regents of the University of California
	Revenue	3.063%	7/1/25	24,405	26,606
	Rutgers The State University of New Jersey	3.270%	5/1/43	11,960	13,243
	Sales Tax Securitization Corp. Illinois
	Revenue	4.787%	1/1/48	20,690	27,773
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	11,890	17,832
	Stanford University California	6.875%	2/1/24	13,685	16,488
	Stanford University California	7.650%	6/15/26	29,000	39,083
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	17,450	28,097
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	21,260	33,969
	University of California Revenue	3.931%	5/15/45	22,370	26,494
	University of California Revenue	4.601%	5/15/31	21,975	26,593
	University of California Revenue	5.770%	5/15/43	24,325	35,866
	University of California Revenue	4.765%	5/15/44	5,980	6,611
Total Taxable Municipal Bonds (Cost $1,665,022)					2,138,391
				Shares
Temporary Cash Investments (0.9%)
Money Market Fund (0.0%)
10	Vanguard Market Liquidity Fund	1.706%		863	86
				Face
			Maturity	Amount
			Date	($000)
Commercial Paper (0.1%)
11	Boeing Co.	1.986%	4/21/20	9,655	9,626
11	Boeing Co.	2.185%	11/18/20	13,000	12,789
	Ford Motor Credit Co. LLC	3.680%	5/1/20	38,000	37,858
					60,273
Repurchase Agreements (0.3%)
	Bank of America Securities, LLC
	(Dated 2/28/20, Repurchase Value
	$6,401,000, collateralized by Federal Home
	Loan Bank 4.080%, 5/25/33, with a value of
	$6,532,000)	1.600%	3/2/20	6,400	6,400
	Citigroup Global Markets Inc.
	(Dated 2/28/20, Repurchase Value
	$52,007,000, collateralized by U.S.
	Treasury Bill 0.000%, 3/24/20 -4/14/20, and
	U.S. Treasury Note/Bond 2.250%, 3/31/20,
	with a value of $53,040,000)	1.590%	3/2/20	52,000	52,000
	Credit Agricole Securities (USA) Inc.
	(Dated 2/28/20, Repurchase Value
	$46,706,000, collateralized by U.S.
	Treasury Note/Bond 3.000%, 2/15/47, with
	a value of $47,634,000)	1.580%	3/2/20	46,700	46,700
	Deutsche Bank Securities, Inc.
	(Dated 2/28/20, Repurchase Value
	$2,700,000, collateralized by Federal
	National Mortgage Assn. 3.500%-4.500%,
	10/1/47-6/1/48, with a value of $2,754,000)	1.600%	3/2/20	2,700	2,700

HSBC Bank USA
(Dated 2/28/20, Repurchase Value
$118,716,000, collateralized by U.S.
Treasury Note/Bond 3.125%, 11/15/41, with
a value of $121,074,000)	1.580%	3/2/20	118,700	118,700
HSBC Bank USA
(Dated 2/28/20, Repurchase Value
$7,801,000, collateralized by Federal
National Mortgage Assn. 3.000%-3.500%,
11/1/49-12/1/49, with a value of
$7,956,000)	1.600%	3/2/20	7,800	7,800
Nomura International plc
(Dated 2/28/20, Repurchase Value
$41,305,000, collateralized by U.S.
Treasury Note/Bond 0.125%-2.125%,
12/31/22-7/15/24, with a value of
$42,126,000)	1.580%	3/2/20	41,300	41,300
RBC Capital Markets LLC NY Branch
(Dated 2/28/20, Repurchase Value
$2,000,000, collateralized by Federal
National Mortgage Assn. 2.500%-4.000%,
8/1/48-1/1/50, with a value of $2,040,000)	1.600%	3/2/20	2,000	2,000
TD Securities (USA) LLC
(Dated 2/28/20, Repurchase Value
$18,002,000, collateralized by Federal
National Mortgage Assn. 3.500%, 8/1/49,
with a value of $18,360,000)	1.600%	3/2/20	18,000	18,000
Wells Fargo & Co.
(Dated 2/28/20, Repurchase Value
$15,602,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%,
1/1/50, with a value of $15,912,000)	1.610%	3/2/20	15,600	15,600
				311,200
U.S. Government and Agency Obligations (0.5%)
United States Treasury Bill	1.491%–1.503%	5/28/20	500,000	498,490
United States Treasury Bill	1.432%	8/20/20	100,000	99,468
				597,958
Total Temporary Cash Investments (Cost $968,963)				969,517
Total Investments (100.7%) (Cost $79,438,827)				104,957,906

			Face
		Maturity	Amount
	Coupon	Date	($000)
Conventional Mortgage-Backed Securities – Liability for Sale Commitments (-0.0%)
3,4,5UMBS Pool	2.500%	9/1/49–3/1/50	(42,725)	(43,262)
Conventional Mortgage-Backed Securities – Liability for Sale Commitments
(Proceeds $61,013)				(43,262)
Other Assets and Liabilities -Net (-0.7%)				949,914
Net Assets (100%)				105,864,558
Cost rounded to $000.

* Non-income-producing security.
1 Securities with a value of $3,582,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
2 Securities with a value of $2,781,000 have been segregated as initial margin for open futures contracts.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of February 29, 2020.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate value of these securities was $6,473,001,000, representing 6.2% of net assets.
7 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable -rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
11 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At February
29, 2020, the aggregate value of these securities was $22,415,000.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS —Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2020	5,153	632,531	8,040

Short Futures Contracts
10-Year U.S. Treasury Note	June 2020	(4,816)	(648,956)	(8,332)
				(292)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices,

Wellington Fund

yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market - or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange -traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount o wed to the fund under the master netting arrangements.

At February 29, 2020, a counterparty had deposited in segregated accounts securities with a value of
$547,000 in connection with TBA transactions.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to

Wellington Fund

cover an open TBA sell position. The fund continues to earn interest on mortgage -backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for
Investment Securities Purchased.

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned.
Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties.
The master securities lending agreements provide that, in the event of a counterparty’s default
(including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the
Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Wellington Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

H. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000 )
Investments
Assets
Common Stocks	59,907,518	7,442,039	—	67,349,557
U.S. Government and Agency Obligations	—	6,869,589	—	6,869,589
Asset-Backed/Commercial Mortgage-Backed
Securities	—	1,818,452	—	1,818,452
Corporate Bonds	—	24,310,199	—	24,310,199
Sovereign Bonds	—	1,502,201	—	1,502,201
Taxable Municipal Bonds	—	2,138,391	—	2,138,391
Temporary Cash Investments	86	969,431	—	969,517
Total	59,907,604	45,050,302	—	104,957,906
Liabilities
Conventional Mortgage-Backed Securities—
Liability for Sale Commitments	—	43,262	—	43,262
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,911	—	—	4,911
Liabilities
Futures Contracts[1]	5,604	—	—	5,604
1 Represents variation margin on the last day of the reporting period.